Demerger of the Ice Cream Business - Cash flows from discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Discontinued Operations [Abstract]
Net operating cash flows attributable to discontinued operations	€ 298	€ 1,058	€ 1,033
Net investing cash flows attributable to discontinued operations	(724)	(202)	(883)
Net financing cash flows attributable to discontinued operations	3,070	€ (112)	€ (109)
Payment of intercompany position	€ 2,700

[1]	The 2024 and 2023 comparatives have been re-presented to reflect the demerger of our Ice Cream business (see note 21).